Deposits and Other Demand Liabilities and Time Deposits	12 Months Ended
Dec. 31, 2022
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Deposits and Other Demand Liabilities and Time Deposits

Note 18 – Deposits and Other Demand Liabilities and Time Deposits

a)	As of December 31, 2022 and 2021, deposits and other demand liabilities are as follow:

	As of December 31,
	2022	2021
	MCh$	MCh$
Checking accounts	3,813,559	4,664,214
Other deposits and demand accounts	1,410,626	2,556,021
Advance payments received from customers	22,028	38,199
Other demand liabilities	308,972	317,661
Totals	5,555,185	7,576,095

b)	As of December 31, 2022 and 2021, time deposits and other time liabilities are as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Time deposits	12,685,710	10,076,331
Time savings accounts	17,943	21,112
Other time liabilities	—	—
Totals	12,703,653	10,097,443